CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES

3.CHANGES IN ACCOUNTING POLICIES

ADOPTION OF NEW STANDARDS

Simplifying the Presentation of Debt Issuance Costs

ASU 2015-03 was issued in April 2015 with the intent to simplify the presentation of debt issuance costs. The new standard requires debt issuance costs related to a recognized debt liability to be presented in the Consolidated Statements of Financial Position as a direct deduction from the carrying amount of that debt liability, as consistent with the presentation of debt discounts or premiums. Further, ASU 2015-15 was issued in August 2015 to clarify the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements, whereby an entity may defer debt issuance costs as an asset and subsequently amortize them over the term of the line-of-credit. The accounting updates are effective for financial statements issued for fiscal years beginning after December 15, 2015 on a retrospective basis. Effective January 1, 2016, the Company adopted ASU 2015-03 on a retrospective basis which, as at December 31, 2015, resulted in a decrease in Deferred amounts and other assets of $149 million (2014 - $116 million) and a corresponding decrease in Long-term debt of $149 million (2014 - $116 million).

Amendments to the Consolidation Analysis

ASU 2015-02, issued in February 2015, revises the current consolidation guidance which results in a change in the determination of whether an entity consolidates certain types of legal entities. The new standard is effective for annual and interim reporting periods beginning after December 15, 2015 and may be applied on a full or modified retrospective basis. Effective January 1, 2016, the Company adopted ASU 2015-02 on a modified retrospective basis, which amended and clarified the guidance on VIEs. There was a significant change in the assessment of limited partnerships and other similar legal entities as VIEs, including the removal of the presumption that the general partner should consolidate a limited partnership. As a result, the Company has determined that a majority of the limited partnerships that are currently consolidated or equity accounted for are VIEs. The amended guidance did not impact the Company’s accounting treatment of such entities.

Extraordinary and Unusual Items

Effective January 1, 2015, the Company retrospectively adopted ASU 2015-01 which eliminates the concept of extraordinary items from U.S. GAAP. Entities will no longer be required to separately classify and present extraordinary items in the Consolidated Statements of Earnings. There was no material impact to the Company’s consolidated financial statements as a result of adopting this update.

Hybrid Financial Instruments Issued in the Form of a Share

ASU 2014-16 was issued in November 2014 with the intent to eliminate the use of different methods in practice in the accounting for hybrid financial instruments issued in the form of a share. The new standard clarifies the evaluation of the economic characteristics and risks of a host contract in these hybrid financial instruments. This accounting update is effective for annual and interim periods beginning after December 15, 2015 and is to be applied on a modified retrospective basis. Effective January 1, 2016, the Company adopted ASU 2014-16 on a modified retrospective basis. The adoption of the pronouncement did not have a material impact on the Company’s consolidated financial statements.

Development Stage Entities

ASU 2014-10, issued in June 2014, amended the consolidation guidance to eliminate the development stage entity relief when applying the VIE model and evaluating the sufficiency of equity at risk. This accounting update is effective for annual reporting periods beginning after December 15, 2015. The new standard requires these amendments be applied retrospectively. Effective January 1, 2016, the Company adopted ASU 2014-10 on a retrospective basis. The adoption of the pronouncement did not have a material impact on the Company’s consolidated financial statements.

Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

Effective January 1, 2015, the Company prospectively adopted ASU 2014-08 which changes the criteria and disclosures for reporting discontinued operations. The revised criteria is expected to result in fewer transactions being categorized as discontinued operations. There was no material impact to the consolidated financial statements as a result of adopting this update.

FUTURE ACCOUNTING POLICY CHANGES

Improvements to Employee Share-Based Payment Accounting

ASU 2016-09 was issued in March 2016 with the intent of simplifying and improving several aspects of accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities, and classification on the Statements of Cash Flows. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The accounting update is effective December 15, 2016.

Simplifying the Equity Method of Accounting

ASU 2016-07 was issued in March 2016 with the intent of simplifying the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualifies for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, the equity method of accounting will be applied prospectively from the date significant influence is obtained. The cost of acquiring an additional interest in the investee, if any, will be added to the current basis of the previously held interest. For available-for-sale securities that become eligible for the equity method of accounting, any unrealized gain or loss recorded within AOCI will be recognized in earnings at the date the investment initially qualifies for the use of the equity method. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The accounting update is effective for fiscal years beginning after December 15, 2016, and is to be applied prospectively.

Derivative Contract Novations on Existing Hedge Accounting Relationships

ASU 2016-05 was issued in March 2016 with the intent of clarifying that a change in the counterparty derivative instrument does not require de-designation of that hedge accounting relationship provided that all other hedge accounting criteria continue to be met. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The accounting update is effective for fiscal years beginning after December 15, 2016 and may be applied on a prospective or modified retrospective basis.

Recognition of Leases

ASU 2016-02 was issued in February 2016 with the intent to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the Consolidated Statements of Financial Position and disclosing additional key information about leasing arrangements. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The accounting update is effective for fiscal years beginning after December 15, 2018, and is to be applied using a modified retrospective approach.

Recognition and Measurement of Financial Assets and Liabilities

ASU 2016-01 was issued in January 2016 with the intent to address certain aspects of recognition, measurement, presentation, and disclosure of financial assets and liabilities. The amendments revise accounting related to the classification and measurement of investments in equity securities, the presentation of certain fair value changes for financial liabilities measured at fair value, and the disclosure requirements associated with the fair value of financial instruments. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The accounting update is effective for fiscal years beginning after December 15, 2017, and is to be applied by means of a cumulative-effect adjustment to the Statements of Financial Position as of the beginning of the fiscal year of adoption, with amendments related to equity securities without readily determinable fair values to be applied prospectively.

Classification of Deferred Taxes on the Statements of Financial Position

ASU 2015-17 was issued in November 2015 with the intent to simplify the presentation of deferred income taxes. The amendments require that deferred tax liabilities and assets be classified as noncurrent in the Statements of Financial Position. The accounting update is effective for fiscal years beginning after December 15, 2016 and is to be applied on a prospective or retrospective basis. Early application is permitted for all entities as of the beginning of an interim or annual reporting period. Effective January 1, 2016, the Company elected to early adopt ASU 2015-17 and applied the standard on a prospective basis.

Simplifying the Accounting for Measurement-Period Adjustments in Business Combinations

ASU 2015-16 was issued in September 2015 with the intent to simplify the accounting for measurement- period adjustments in business combinations. The new standard requires that an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The accounting update is effective for fiscal years beginning after December 15, 2015 and is to be applied on a prospective basis. Effective January 1, 2016, the Company adopted ASU 2015-16 on a prospective basis.

Simplifying the Measurement of Inventory

ASU 2015-11 was issued in July 2015 with the intent to simplify the measurement of inventory. The new standard requires inventory to be measured at the lower of cost and net realizable value and is applicable to all inventory, with the exception of inventory measured using last-in, first-out or the retail inventory method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The new standard is effective for annual and interim reporting periods beginning after December 15, 2016 and is to be applied on a prospective basis.

Measurement Date of Defined Benefit Obligation and Plan Assets

ASU 2015-04 was issued in April 2015 with the intent to simplify the fair value measurement of defined benefit plan assets and obligations. For entities with a fiscal year end that does not coincide with a month end, the new standard permits an entity to measure its defined benefit plan assets and obligations using the month end that is closest to the entity’s fiscal year end. In addition, where there are significant events in an interim period that would trigger a re-measurement of the plan assets and obligations, an entity is also permitted to re-measure such assets and obligations using the month end that is closest to the date of the significant event. The accounting update is effective for financial statements issued for fiscal years beginning after December 15, 2015 and is to be applied on a prospective basis. Effective January 1, 2016, the Company adopted ASU 2015-04 on a prospective basis.

Revenue from Contracts with Customers

ASU 2014-09 was issued in May 2014 with the intent of significantly enhancing comparability of revenue recognition practices across entities and industries. The new standard provides a single principles-based, five-step model to be applied to all contracts with customers and introduces new, increased disclosure requirements. In July 2015, the effective date of the new standard was delayed by one year and the new standard is now effective for annual and interim periods beginning on or after December 15, 2017 and may be applied on either a full or modified retrospective basis. ASU 2016-08 was issued in March 2016 with the intent of clarifying the implementation guidance on principal versus agent considerations. Further, ASU 2016-10 was issued in April 2016 to clarify guidance on identifying performance obligations and licensing implementation. The effective dates for the amendments are the same as ASU 2014-09. The Company is currently assessing the impact of the new standards on its consolidated financial statements.